Property, Plant and Equipment, Net (Tables) - VIECO USA, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net (Tables) [Line Items]
Schedule of property, plant and equipment, net
	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
	(In thousands)
Leasehold improvements	$21,544	$20,769
Machinery and equipment	58,262	50,285
Aircraft	8,000	8,000
IT software and equipment	21,753	20,190
Construction in progress	18,375	11,898
	127,934	111,142

Less: accumulated depreciation and amortization	(71,762)	(62,039)

Property, plant and equipment, net	$56,172	$49,103

	2020	2019
	(In thousands)
Leasehold improvements	$20,769	$19,721
Machinery and equipment	50,285	45,004
Aircraft	8,000	8,000
IT software and equipment	20,190	18,455
Construction in progress	11,898	6,665
	111,142	97,845
Less: accumulated depreciation and amortization	(62,039)	(49,230)
Property, plant and equipment, net	$49,103	$48,615

Schedule of depreciation expense recorded in consolidated statements of operations and comprehensive loss
	Nine Months Ended September 30,
	2021	2020
	(In thousands)
Cost of revenues	$556	$—
Research and development, net	1,202	7,921
Selling, general and administrative	7,434	2,312
Total depreciation expense	$9,192	$10,233